UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $197,999 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMREP CORP NEW                 COM              032159105     3979    83672 SH       SOLE                    83672
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     5474       50 SH       SOLE                       50
CENTENNIAL BK HLDGS INC DEL    COM              151345303      881   104000 SH       SOLE                   104000
CHEROKEE INTL CORP             COM              164450108     4464   903601 SH       SOLE                   903601
CNX GAS CORP                   COM              12618H309     4725   154400 SH       SOLE                   154400
GENTEK INC                     COM NEW          37245X203    15149   430112 SH       SOLE                   430112
HANOVER COMPRESSOR CO          COM              410768105       38     1600 SH       SOLE                     1600
KADANT INC                     COM              48282T104    23128   741290 SH       SOLE                   741290
KIRKLANDS INC                  COM              497498105     2295   602462 SH       SOLE                   602462
LIBERTY GLOBAL INC             COM SER A        530555101    30408   740943 SH       SOLE                   740943
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    26265   223187 SH       SOLE                   223187
MICROSOFT CORP                 COM              594918104    18419   625000 SH       SOLE                   625000
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206     2146    88881 SH       SOLE                    88881
PINNACLE AIRL CORP             COM              723443107    12578   670832 SH       SOLE                   670832
SPRINT NEXTEL CORP             COM FON          852061100    20710  1000000 SH       SOLE                  1000000
STAPLES INC                    COM              855030102     3559   150000 SH       SOLE                   150000
SYMANTEC CORP                  COM              871503108     1330    65842 SH       SOLE                    65842
TBS INTERNATIONAL LIMITED      COM CL A         G86975151      457    16082 SH       SOLE                    16082
WALTER INDS INC                COM              93317Q105    17590   607400 SH       SOLE                   607400
WHOLE FOODS MKT INC            COM              966837106     4404   115000 SH       SOLE                   115000